Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of New Contracts Recognized

	2023

New contracts recognized	Issued non-onerous contracts	Issued onerous contracts	Total

Present value of cash inflows	(5,155)	(545)	(5,701)

Present value of cash outflows, excl. acquisition costs	4,593	583	5,176

Risk adjustment for non-financial risk	90	22	112

Contractual service margin	473	-	473

(Gain) / loss recognized on initial recognition	-	60	60

	2022

New contracts recognized	Issued non-onerous contracts	Issued onerous contracts	Total

Present value of cash inflows	(5,020)	(475)	(5,494)

Present value of cash outflows, excl. acquisition costs	4,447	504	4,951

Risk adjustment for non-financial risk	98	27	125

Contractual service margin	474	-	474

(Gain) / loss recognized on initial recognition	-	57	57

1	The table do not hold results from Aegon the Netherlands; therefore, numbers differ from 29.2.2 Movement schedules by measurement component table

New reinsurance contracts recognized, no PAA

2023	Reinsurance contracts

Present value of cash inflows	201

Present value of cash outflows	(531)

Risk adjustment for non-financial risk	42

Contractual service margin	271

Income recognized on initial recognition	(17)

2022

Present value of cash inflows	251

Present value of cash outflows	(259)

Risk adjustment for non-financial risk	21

Contractual service margin	(13)

Income recognized on initial recognition	(0)

Summary of Contractual Service Margin by Transition Method
Contractual service margin recognized on contracts
in-force
on the transition date to IFRS 17

			Insurance contracts				Investment contracts with DPF					Reinsurance contracts held

	MRA	1)	FVA	2)	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2023	1,836		4,673		2,420	8,929	-	72	-	72	1	(129)	21	(107)

Changes in estimates that adjust CSM	(40)		(105)		(32)	(176)	-	121	-	121	-	11	(14)	(4)

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-		-		-	-	-	-	-	-	-	4	2	6

New contracts issued:

non-onerous	-		-		473	473	-	-	-	-	-	-	283	283

Earnings released from contractual service margin	(191)		(498)		(264)	(952)	-	(17)	-	(17)	-	9	(34)	(26)

Insurance finance income / (expense)	8		159		57	223	-	-	-	-	-	(21)	8	(13)

Cash flow - contracts disposed	-		(59)		-	(59)	-	-	-	-	-	-	-	-

Net exchange differences	(57)		(128)		(17)	(203)	-	2	-	2	-	6	(5)	2

Other	1		(42)		(68)	(110)	-	1	-	1	-	(30)	(33)	(63)

On December 31, 2023	1,557		4,000		2,568	8,124	-	180	-	180	-	(149)	227	78

1	MRA: Modified Retrospective Approach
2	FVA: Fair Value Approach

			Insurance contracts				Investment contracts with DPF					Reinsurance contracts held

	MRA	1)	FVA	2)	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2022	2,639		7,036		2,191	11,866	-	195	-	195	-	238	(5)	233

Changes in estimates that adjust CSM	(792)		1,101		15	323	-	(106)	-	(106)	-	167	(3)	164

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-		-		-	-	-	-	-	—	-	3	8	10

New contracts issued:

non-onerous	-		-		493	493	-	-	-	—	-	(8)	26	18

Earnings released from contractual service margin	(205)		(764)		(260)	(1,229)	-	(11)	-	(11)	-	45	(4)	42

Insurance finance income / (expense)	9		179		33	221	-	-	-	-	-	(37)	-	(37)

Cash flow - contracts disposed	-		(96)		-	(96)	-	-	-	-	-	-	-	-

Net exchange differences	186		246		(45)	387	-	(6)	-	(6)	-	(17)	-	(17)

Other	-		(3,028)		(7)	(3,035)	-	-	-	-	-	(520)	-	(520)

On December 31, 2022	1,836		4,673		2,420	8,929	-	72	-	72	1	(129)	21	(107)

1	MRA: Modified Retrospective Approach
2	FVA: Fair Value Approach

Summary of Information about Expected Recognition of Contractual Service Margin in Profit or Loss

	2023	2022

Maturity analysis CSM insurance contracts	Discounted CSM	Discounted CSM

<1 year	839	1,076

1-2 years	756	802

2-3 years	684	723

3-4 years	618	654

4-5 years	559	591

5-10 years	2,071	2,210

10-20 years	1,850	2,024

> 20 years	748	849

On December 31	8,124	8,929

	2023	2022

Maturity analysis CSM reinsurance contracts held, no PAA	Discounted CSM	Discounted CSM

< 1yr	8	(22)

1 < 2 yrs	7	(15)

2 < 3 yrs	6	(13)

3 < 4 yrs	6	(12)

4 < 5 yrs	5	(10)

5 < 10 yrs	18	(32)

10 - 20 yrs	17	(16)

> 20 yrs	12	13

On December 31	78	(107)

Summary of Assets and Liabilities for Groups of Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Model
The following tables show the assets and liabilities for groups of insurance contracts issued and reinsurance contracts held by measurement model.

Insurance contracts	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	185	-	185

Portfolios in a liability position	177,407	39	177,446

Net balance, on December 31, 2023	177,222	39	177,262

Portfolios in an asset position	36	-	36

Portfolios in a liability position	175,681	439	176,120

Net balance, on December 31, 2022	175,645	439	176,083

Reinsurance contracts held	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	16,601	7	16,608

Portfolios in a liability position	608	-	608

On December 31, 2023	15,993	7	16,000

Portfolios in an asset position	16,934	6	16,939

Portfolios in a liability position	270	-	270

On December 31, 2022	16,664	6	16,669

Summary of Investment Contracts with Discretionary Participating Features

	Remaining coverage

Investment contracts with DPF - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	21,055	-	-	21,055

Net balance, on January 1, 2023	21,055	-	-	21,055

Insurance revenue	(64)	-	-	(64)

Incurred claims and other insurance service expenses	-	-	36	36

Insurance service expenses	-	-	36	36

Investment components	(2,417)	-	2,418	-

Insurance service result	(2,481)	-	2,453	(28)

Insurance finance (income) / expenses (P&L and OCI)	1,921	-	-	1,921

Cash flows	423	-	(2,453)	(2,030)

Other movements	172	-	-	172

Net exchange differences	503	-	-	503

Net closing balance, on December 31, 2023	21,594	-	-	21,594

Closing assets	-	-	-	-

Closing liabilities	21,594	-	-	21,594

	Remaining coverage

Investment contracts with DPF - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	27,392	-	-	27,392

Net balance, on January 1, 2023	27,392	-	-	27,392

Insurance revenue	(74)	-	-	(74)

Incurred claims and other insurance service expenses	-	-	58	58

Losses (and reversal of losses) on onerous contracts	-	(5)	-	(5)

Insurance service expenses	-	(5)	58	54

Investment components	(2,254)	5	2,250	-

Insurance service result	(2,328)	-	2,308	(20)

Insurance finance (income) / expenses (P&L and OCI)	(3,247)	-	-	(3,247)

Cash flows	511	-	(2,308)	(1,797)

Net exchange differences	(1,273)	-	-	(1,273)

Net closing balance, on December 31, 2023	21,055	-	-	21,055

Closing assets	-	-	-	-

Closing liabilities	21,055	-	-	21,055

Summary of Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively

Assets backing up:

Insurance Contracts

On January 1, 2023	(2,375)

Gross revaluation	1,137

Net gains/losses transferred to income statement	309

Foreign currency translation differences	55

Tax effect	(322)

Other	47

On December 31, 2023	(1,147)

Assets backing up:

Insurance Contracts

On January 1, 2022	6,456

Gross revaluation	(12,445)

Net gains/losses transferred to income statement	425

Foreign currency translation differences	540

Tax effect	2,578

Other	72

On December 31, 2022	(2,375)

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items
Aegon reviews the risk-free last liquid point and ultimate forward rates quarterly which, although expected to be infrequent, may lead to assumption updates if there are significant changes in market conditions.

Yield curves (zero coupon rates excluding ILP) December 31, 2023	1 year	5 years	10 years	15 years	20 years

EUR	3.36%	2.33%	2.39%	2.47%	2.40%

GBP	4.74%	3.35%	3.28%	3.40%	3.43%

USD	4.83%	3.89%	3.90%	4.00%	4.39%

Yield curves (zero coupon rates excluding ILP) December 31, 2022	1 year	5 years	10 years	15 years	20 years

EUR	3.18%	3.10%	3.05%	2.98%	2.73%

GBP	4.46%	4.06%	3.71%	3.62%	3.54%

USD	4.97%	4.03%	3.83%	3.94%	4.31%

Summary of Detailed Information about Llliquidity Premium Per Portfolio
Aegon updates the reference portfolio quarterly, and the ILP last liquid point and ILP ultimate forward rate are revised accordingly. The most significant products of Aegon Ltd. are presented below.

ILP per portfolio, December 31, 2023	1 year	5 years	10 years	15 years	20 years	30 years

Fixed Deferred Annuity	1.15%	1.21%	1.12%	1.11%	1.11%	1.11%

Indexed Universal Life	1.20%	1.24%	1.20%	1.18%	1.18%	1.21%

Long-Term Care	0.97%	0.98%	0.98%	1.15%	1.20%	1.30%

Traditional Life	0.99%	1.01%	1.02%	1.15%	1.19%	1.28%

Universal Life	1.01%	1.03%	1.02%	1.13%	1.17%	1.26%

Variable Annuities	0.69%	0.69%	0.68%	0.67%	0.64%	0.67%

Annuities	0.89%	0.89%	0.89%	0.89%	0.89%	0.76%

Individual Protection	0.49%	0.49%	0.49%	0.49%	0.49%	0.40%

ILP per portfolio, December 31, 2022	1 year	5 years	10 years	15 years	20 years	30 years

Fixed Deferred Annuity	1.44%	1.48%	1.31%	1.12%	1.12%	1.12%

Indexed Universal Life	1.48%	1.45%	1.33%	1.22%	1.22%	1.21%

Long-Term Care	1.37%	1.38%	1.38%	1.32%	1.32%	1.32%

Traditional Life	1.41%	1.42%	1.40%	1.31%	1.31%	1.31%

Universal Life	1.43%	1.44%	1.39%	1.29%	1.28%	1.28%

Variable Annuities	0.67%	0.67%	0.67%	0.67%	0.67%	0.68%

Annuities	1.08%	1.08%	1.08%	1.08%	1.08%	1.03%

Individual Protection	0.50%	0.50%	0.50%	0.50%	0.50%	0.42%

Summary of Morbidity Sensitivity has the Largest Impact and in Aggregate	At the same time, local reinsurers are utilized to ensure a balance for local capacity and diversification.

Concentration of underwriting risk	Americas	United Kingdom	International	Total

Insurance contracts

Direct participating contracts	70,436	39,687	193	110,315

Without direct participation contracts	59,873	642	6,432	66,946

Investment contracts with DPF

Direct participating contracts	-	21,594	-	21,594

On December 31, 2023	130,308	61,922	6,625	198,855

Concentration of underwriting risk	Americas	United Kingdom	International	Total

Insurance contracts

Direct participating contracts	69,163	36,694	187	106,044

Without direct participation contracts	61,730	927	7,383	70,039

Investment contracts with DPF

Direct participating contracts	-	21,055	-	21,055
On December 31, 2022	130,892	58,676	7,570	197,139

Summary of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks

	2023

	On net result		On shareholders’ equity		On CSM

Estimated approximate effect	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance

Without direct participation contracts

20% increase in lapse rates	(95)	(58)	(43)	(7)	(126)	(151)

20% decrease in lapse rates	57	35	41	18	117	169

5% increase in mortality rates	(520)	(87)	(443)	(19)	(86)	11

5% decrease in mortality rates	419	11	338	(62)	177	55

10% increase in morbidity rates	(139)	(138)	(153)	(152)	(759)	(746)

10% decrease in morbidity rates	53	53	75	77	908	894

5% increase in expenses	(14)	(12)	(12)	(10)	(133)	(134)

5% decrease in expenses	36	36	35	35	163	164

Direct participating contracts

20% increase in lapse rates	55	48	56	58	(32)	(336)

20% decrease in lapse rates	(70)	(53)	(65)	(62)	123	428

5% increase in mortality rates	(84)	(78)	(71)	(67)	(699)	(314)

5% decrease in mortality rates	(5)	(16)	(15)	(23)	835	436

10% increase in morbidity rates	-	-	-	-	-	-

10% decrease in morbidity rates	-	-	-	-	-	-

5% increase in expenses	(13)	(13)	(13)	(14)	(205)	(201)

5% decrease in expenses	12	12	13	13	206	203

Non-life contracts

10% increase in claims	(6)	(5)	(8)	(6)	-	-

10% decrease in claims	6	5	9	6	-	-

			2022

	On net result		On shareholders’ equity		On CSM

Estimated approximate effect	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance

Without direct participation contracts

20% increase in lapse rates	(94)	(61)	(34)	(2)	67	(172)

20% decrease in lapse rates	72	42	46	15	(83)	205

5% increase in mortality rates	(507)	(84)	(451)	(33)	(343)	(14)

5% decrease in mortality rates	422	11	362	(43)	430	78

10% increase in morbidity rates	(121)	(119)	(94)	(92)	(833)	(819)

10% decrease in morbidity rates	33	28	11	8	980	969

5% increase in expenses	(7)	(6)	(2)	(1)	(157)	(152)

5% decrease in expenses	5	4	1	-	183	153

Direct participating contracts

20% increase in lapse rates	43	29	69	50	187	29

20% decrease in lapse rates	(106)	(72)	(125)	(92)	68	188

5% increase in mortality rates	(47)	(22)	(37)	(15)	(565)	(365)

5% decrease in mortality rates	10	(14)	-	(21)	623	411

10% increase in morbidity rates	-	-	-	-	-	-

10% decrease in morbidity rates	-	-	-	-	-	-

5% increase in expenses	(8)	(7)	(7)	(7)	(220)	(219)

5% decrease in expenses	5	5	5	5	221	220

Non-life contracts

10% increase in claims	(1)	(1)	(1)	(1)	-	-

10% decrease in claims	1	1	1	1	-	-

Investment contract with discretionary participation features [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Movement Schedules by Measurement Component

Investment contracts with DPF - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	20,874	109	72	21,055

Net balance, on January 1, 2023	20,874	109	72	21,055

Changes in estimates that adjust contractual service margin	(152)	31	121	-

Changes that relate to future service	(152)	31	121	-

Earnings released from contractual service margin	-	-	(17)	(17)

Release of risk adjustment	-	(15)	-	(15)

Experience adjustments on current service	4	-	-	4

Changes that relate to current service	4	(15)	(17)	(28)

Changes that relate to past service	-	-	-	-

Insurance service result	(148)	16	104	(28)

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	1,921	-	-	1,921

Insurance finance (income) / expenses	1,921	-	-	1,921

Premiums received	475	-	-	475

Claims, benefits and expenses paid	(2,506)	-	-	(2,506)

Cash flows	(2,030)	-	-	(2,030)

Other	170	-	1	172

Other movements	170	-	1	172

Net exchange differences	498	3	2	503

Net closing balance, on December 31, 2023	21,285	128	180	21,594

Closing assets	-	-	-	-

Closing liabilities	21,285	128	180	21,594

  270 | Annual Report on Form 20-F 2023

Investment contracts with DPF - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	27,064	133	195	27,392

Net balance, on January 1, 2022	27,064	133	195	27,392

Changes in estimates that adjust contractual service margin	110	(3)	(106)	-

Changes that relate to future service	110	(3)	(106)	-

Earnings released from contractual service margin	-	-	(11)	(11)

Release of risk adjustment	-	(14)	-	(14)

Experience adjustments on current service	5	-	-	5

Changes that relate to current service	5	(14)	(11)	(20)

Changes that relate to past service	-	-	-	-

Insurance service result	114	(17)	(117)	(20)

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	(3,247)	-	-	(3,247)

Insurance finance (income) / expenses	(3,247)	-	-	(3,247)

Premiums received	511	-	-	511

Claims, benefits and expenses paid	(2,308)	-	-	(2,308)
Cash flows	(1,797)	-	-	(1,797)

Net exchange differences	(1,261)	(6)	(6)	(1,273)

Net closing balance, on December 31, 2022	20,874	109	72	21,055

Closing assets	-	-	-	-

Closing liabilities	20,874	109	72	21,055

Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Insurance Contracts and Reinsurance Contracts by Type

	Remaining coverage

Insurance contracts not measured under PAA - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	40	(1)	(2)	36

Opening liabilities	163,758	1,455	10,468	175,681

Net opening balance, on January 1, 2023	163,719	1,456	10,470	175,645

Insurance revenue	(10,195)	-	-	(10,195)

Incurred claims and other insurance service expenses	-	(186)	8,593	8,407

Amortization of insurance acquisition cash flows	558	-	-	558

Losses (and reversal of losses) on onerous contracts	-	1,084	-	1,084

Adjustments to liabilities for incurred claims	-	-	9	9

Insurance service expenses	558	899	8,601	10,058

Investment components	(4,834)	-	4,834	-

Insurance service result	(14,471)	898	13,436	(137)

Insurance finance (income) / expenses (P&L and OCI)	17,262	81	-	17,343

Cash flows	(4,892)	(150)	(5,582)	(10,624)

Contracts disposed during the period	(347)	-	-	(347)

Transfers to disposal groups	(1)	(211)	(133)	(345)

Other movements	20	-	-	20

Transfer (to)/from other headings	(514)	(33)	36	(512)

Net exchange differences	(3,252)	(54)	(515)	(3,821)

Net closing balance, on December 31, 2023	157,524	1,987	17,711	177,222

Closing assets	1,589	(1,042)	(362)	185

Closing liabilities	159,113	945	17,349	177,407

	Remaining coverage

Insurance contracts not measured under PAA - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	780	-	(669)	110

Opening liabilities	286,352	343	1,407	288,102

Net opening balance, on January 1, 2022	285,572	343	2,076	287,991

Insurance revenue	(13,522)	-	-	(13,522)

Incurred claims and other insurance service expenses	-	(51)	11,372	11,321

Amortization of insurance acquisition cash flows	547	-	-	547

Losses (and reversal of losses) on onerous contracts	-	1,335	-	1,335

Adjustments to liabilities for incurred claims	-	-	8	8

Insurance service expenses	547	1,284	11,381	13,212

Investment components	(4,820)	(50)	4,870	-

Insurance service result	(17,795)	1,234	16,251	(309)

Insurance finance (income) / expenses (P&L and OCI)	(57,191)	(49)	-	(57,240)

Cash flows	(4,031)	(33)	(7,866)	(11,930)

Contracts disposed during the period	(278)	-	-	(278)

Transfers to disposal groups	(51,983)	(54)	-	(52,037)

Other movements	(28)	33	-	5

Net exchange differences	9,453	(19)	9	9,442

Net closing balance, on December 31, 2022	163,719	1,456	10,470	175,645

Closing assets	40	(1)	(2)	36

Closing liabilities	163,758	1,455	10,468	175,681

Summary of Movement Schedules by Measurement Component

Insurance contracts not measured under PAA - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	100	-	(64)	36

Opening liabilities	163,381	3,436	8,865	175,681

Net opening balance, on January 1, 2023	163,280	3,435	8,929	175,645

Changes in estimates that adjust contractual service margin	(204)	380	(176)	-

Changes in estimates that result in (a reversal of) onerous contracts	974	51	-	1,025

New contracts issued – non-onerous	(563)	90	473	-

New contracts issued – onerous	38	22	-	60

Changes that relate to future service	245	542	297	1,084

Earnings released from contractual service margin	-	-	(952)	(952)

Release of risk adjustment	-	(345)	-	(345)

Experience adjustments on current service	75	-	-	75

Revenue recognized for incurred policyholder tax expenses	(15)	-	-	(15)

Changes that relate to current service	60	(345)	(952)	(1,238)

Experience adjustments on claims incurred	17	-	-	17

Changes that relate to past service	17	-	-	17

Insurance service result	322	197	(656)	(137)

General model

Interest accreted to insurance contracts	2,680	195	223	3,098

Changes in interest rates and other financial assumptions	1,573	14	-	1,587

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	425	(4)	-	421
Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	13,730	-	-	13,730

Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(1,493)	-	-	(1,493)

Insurance finance (income) / expenses	16,915	205	223	17,343

Premiums received	14,203	-	-	14,203

Claims, benefits and expenses paid	(23,862)	-	-	(23,862)

Acquisition costs paid	(936)	-	-	(936)

Other	(30)	-	-	(30)

Cash flows	(10,624)	-	-	(10,624)

Contracts disposed during the period	(283)	(5)	(59)	(347)

Transfers to disposal groups	(59)	(197)	(89)	(345)

Other	41	-	(21)	20

Transfer (to)/from other headings	(511)	(1)	(1)	(512)

Other movements	(811)	(203)	(169)	(1,184)

Net exchange differences	(3,520)	(98)	(203)	(3,821)

Net closing balance, on December 31, 2023	165,562	3,537	8,124	177,222

Closing assets	475	(286)	(4)	185

Closing liabilities	166,036	3,251	8,120	177,407

Insurance contracts not measured under PAA - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	1,086	(510)	(465)	110

Opening liabilities	271,870	4,831	11,401	288,102

Net opening balance, on January 1, 2022	270,784	5,341	11,866	287,991

Changes in estimates that adjust contractual service margin	909	(1,232)	323	-

Changes in estimates that result in (a reversal of) onerous contracts	1,408	(131)	-	1,277

New contracts issued – non-onerous	(595)	103	493	-

New contracts issued – onerous	27	29	-	56

Changes that relate to future service	1,749	(1,231)	816	1,333

Earnings released from contractual service margin	-	-	(1,229)	(1,229)

Release of risk adjustment	-	(359)	-	(359)

Experience adjustments on current service	(47)	1	-	(46)

Revenue recognized for incurred policyholder tax expenses	1	-	-	1

Changes that relate to current service	(46)	(359)	(1,229)	(1,634)

Experience adjustments on claims incurred	(7)	-	-	(8)

Changes that relate to past service	(7)	-	-	(8)

Insurance service result	1,695	(1,591)	(414)	(309)

General model

Interest accreted to insurance contracts	2,548	156	221	2,925

Changes in interest rates and other financial assumptions	(28,114)	(58)	-	(28,172)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(862)	19	-	(843)

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	(25,351)	-	-	(25,351)

Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(5,799)	-	-	(5,799)

Insurance finance (income) / expenses	(57,578)	117	221	(57,240)

Premiums received	15,444	-	-	15,444

Claims, benefits and expenses paid	(26,454)	-	-	(26,454)

Acquisition costs paid	(892)	-	-	(892)

Other	(28)	-	-	(28)

Cash flows	(11,930)	-	-	(11,930)

Contracts disposed during the period	(177)	(5)	(96)	(278)

Transfers to disposal groups	(48,338)	(659)	(3,040)	(52,037)

Other	-	-	5	5
Other movements	(48,515)	(663)	(3,131)	(52,310)

Net exchange differences	8,825	231	387	9,442

Net closing balance, on December 31, 2022	163,280	3,435	8,929	175,645

Closing assets	100	-	(64)	36

Closing liabilities	163,381	3,436	8,865	175,681

Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Insurance Contracts and Reinsurance Contracts by Type

	Asset for remaining coverage

Reinsurance contracts held - Analysis by type, no PAA	Excluding loss recovery component	Loss recovery component	Asset for incurred claims	Total

Opening assets	14,801	1,607	526	16,934

Opening liabilities	(217)	(57)	5	(270)

Net opening balance, on January 1, 2023	14,584	1,549	530	16,664

Changes in the statements of P&L and OCI

Net expenses from reinsurance contracts	453	(235)	(38)	181

Other reinsurance finance income / (expenses)	1,026	34	-	1,060

Effect of changes in risk of non-performance of reinsurers	(12)	-	-	(12)

Total changes in the statements of P&L and OCI	1,467	(200)	(37)	1,229

Cash flows	(397)	(158)	(425)	(979)

Other movements	(424)	139	(86)	(371)

Net exchange differences	(511)	(34)	(4)	(550)

Net closing balance, on 31 December 31, 2023	14,719	1,296	(22)	15,993

Closing assets	16,457	349	(205)	16,601

Closing liabilities	1,738	(947)	(183)	608

	Asset for remaining coverage

Reinsurance contracts held - Analysis by type, no PAA	Excluding loss recovery component	Loss recovery component	Asset for incurred claims	Total

Opening assets	20,704	202	383	21,288

Opening liabilities	(1,116)	-	645	(471)

Net opening balance, on January 1, 2022	19,588	202	1,028	20,818

Changes in the statements of P&L and OCI

Net expenses from reinsurance contracts	(1,028)	1,380	(103)	248

Other reinsurance finance income / (expenses)	(3,956)	10	-	(3,945)

Investment components	(6)	(2)	8	-

Effect of changes in risk of non-performance of reinsurers	1	-	-	1

Total changes in the statements of P&L and OCI	(4,988)	1,388	(96)	(3,696)

Cash flows	(1,021)	(12)	(466)	(1,498)

Other movements	(322)	(1)	-	(323)

Net exchange differences	1,327	(28)	64	1,363

Net closing balance, on 31 December 31, 2022	14,584	1,549	530	16,664

Closing assets	14,801	1,607	526	16,934

Closing liabilities	217	57	5	270

Summary of Movement Schedules by Measurement Component

Reinsurance contracts held - Movement schedule by component, no PAA	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	16,233	1,010	(309)	16,934

Opening liabilities	(371)	(101)	202	(270)

Net opening balance, on January 1, 2023	15,862	909	(107)	16,664

Changes in estimates that adjust the contractual service margin	(3)	6	(4)	-

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	477	67	6	550

New reinsurance contracts issued / acquired recognized in the year	(330)	42	271	(17)

Initial recognition of onerous underlying contracts	-	-	12	12

Changes that relate to future service	144	114	286	544

CSM recognized for service received	-	-	(26)	(26)

Release of risk adjustment	-	(118)	-	(118)

Experience adjustment on current service	(217)	-	-	(217)

Changes that relate to current service	(217)	(118)	(26)	(361)

Experience adjustment on claims component	(2)	-	-	(2)

Changes that relate to past service	(2)	-	-	(2)

Net income/expenses of reinsurance held	(76)	(3)	260	181

Reinsurance finance income / (expenses)	1,013	48	(13)	1,048

Premiums paid, net of received fixed commission	2,642	-	-	2,642

Amounts received	(3,622)	-	-	(3,622)

Cash flows	(979)	-	-	(979)

Other movements	(132)	(176)	(63)	(371)

Other movements	(132)	(176)	(63)	(371)

Net exchange difference	(528)	(23)	2	(550)

Net closing balance, on December 31, 2023	15,160	755	78	15,993

Closing assets	16,184	423	(7)	16,601

Closing liabilities	(1,024)	332	85	(608)

Notes to the consolidated financial statements Note 29

Reinsurance contracts held - Movement schedule by component, no PAA	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	20,608	1,009	(328)	21,288

Opening liabilities	(1,617)	585	561	(471)

Net opening balance, on January 1, 2022	18,991	1,594	233	20,818

Changes in estimates that adjust the contractual service margin	244	(408)	164	-

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	655	(58)	10	607

New reinsurance contracts issued / acquired recognized in the year	(8)	21	(13)	-

Initial recognition of onerous underlying contracts	-	-	31	31

Changes that relate to future service	891	(444)	192	638

CSM recognized for service received	-	-	42	42

Release of risk adjustment	-	(147)	-	(147)

Experience adjustment on current service	(274)	-	-	(274)

Changes that relate to current service	(274)	(147)	42	(379)

Experience adjustment on claims component	(12)	-	-	(12)

Changes that relate to past service	(12)	-	-	(12)

Net income/expenses of reinsurance held	605	(591)	234	248

Reinsurance finance income / (expenses)	(3,954)	47	(37)	(3,944)

Premiums paid, net of received fixed commission	3,005	-	-	3,005

Amounts received	(4,503)	-	-	(4,503)

Cash flows	(1,498)	-	-	(1,498)

Other movements	403	(206)	(520)	(323)

Other movements	403	(206)	(520)	(323)

Net exchange difference	1,316	65	(17)	1,363

Net closing balance, on December 31, 2022	15,862	909	(107)	16,664

Closing assets	16,233	1,010	(309)	16,934

Closing liabilities	(371)	(101)	202	(270)

Insurance contracts to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Insurance Contracts and Reinsurance Contracts by Type

	Remaining coverage		Liability for incurred claims

Insurance contracts PAA - by type	Excluding loss component	Loss component	Best estimate liability	Risk adjustment	Total

Opening assets	-	-	-	-	-

Opening liabilities	404	2	33	-	439

Net opening balance, on January 1, 2023	404	2	33	-	439

Insurance revenue	(127)	-	-	-	(127)

Incurred claims and other insurance service expenses	-	-	96	-	96

Amortization of insurance acquisition cash flows	19	-	-	-	19

Losses (and reversals of losses) on onerous contracts	-	2	-	-	2

Adjustments to liabilities for incurred claims	-	-	14	-	14

Insurance service expenses	19	2	110	-	132

Investment components	-	-	-	-	-

Insurance service result	(108)	2	110	-	5

Insurance finance (income) / expenses (P&L and OCI)	12	-	-	-	12

Cash flows	95	-	(114)	-	(19)

Disposal of a business	(407)	-	-	-	(407)

Net exchange differences	9	-	-	-	9

Net closing balance, on December 31, 2023	6	4	29	-	39

Closing assets	-	-	-	-	-

Closing liabilities	6	4	29	-	39

  262 | Annual Report on Form 20-F 2023

	Remaining coverage		Liability for incurred claims

Insurance contracts PAA - by type	Excluding loss component	Loss component	Best estimate liability	Risk adjustment	Total

Opening assets	-	-	-	-	-

Opening liabilities	1,242	-	712	10	1,964

Net opening balance, on January 1, 2022	1,242	-	712	10	1,964

Insurance revenue	(563)	-	-	-	(563)

Incurred claims and other insurance service expenses	-	-	254	-	253

Amortization of insurance acquisition cash flows	22	-	-	-	22

Losses (and reversals of losses) on onerous contracts	-	2	-	-	2

Adjustments to liabilities for incurred claims	-	-	259	(3)	257

Insurance service expenses	22	2	513	(3)	534

Investment components	-	-	-	-	-

Insurance service result	(542)	2	513	(3)	(29)

Insurance finance (income) / expenses (P&L and OCI)	7	-	(110)	-	(103)

Cash flows	515	-	(470)	-	45

Disposal of a business	(729)	-	(75)	-	(804)

Transfers to disposal groups	(15)	-	(532)	(7)	(554)

Net exchange differences	(75)	-	(5)	-	(80)

Net closing balance, on December 31, 2022	404	2	33	-	439

Closing assets	-	-	-	-	-

Closing liabilities	404	2	33	-	439